Income Taxes (Income tax reconciliation) (Details) (USD $)	3 Months Ended							9 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax At Statutory Income Tax Rate										$ 903,960	$ 2,758,729	$ 1,744,725
State Tax And Other										(31,391)	66,738	45,761
Tax Exempt Interest										(180,917)	(534,325)	(425,450)
Valuation Allowance										12,107	12,026	(24,652)
Total Income Tax Expense	$ 528,000	$ 756,000	$ 451,000	$ 480,000	$ 361,000	$ 293,000	$ 206,000	$ 1,852,584	$ 1,134,389	$ 703,759	$ 2,303,168	$ 1,340,384	$ 951,084